Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Securities Into Which	Total Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	67,036,338	6,492,475

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	68,114,249	6,492,475

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	June 30, 2013		June 30, 2012

Risk-free interest rate	0.13% - 0.19%	0	0.20% - 0.33%
Expected remaining term	0.77 - 1.19 Years		0.89 - 1.99 Years
Expected volatility	130.24% - 131.31%		96.38% - 118.21%
Dividend yield	0%		0%

	December 31, 2012		December 31, 2011
Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%